Note 18 - Stock-based Compensation Plans (Details) - Fixed Stock Options Outstanding - Dec. 31, 2014 - $ / shares	Total
Fixed Stock Options Outstanding [Abstract]
$ 31.50
21,000
354 days
21,000
$ 31.50